CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS (Relationship with Resource Securities) (Narrative) (Details) (Resource Securities, Inc. [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Resource Securities, Inc. [Member]
Related Party Transaction [Line Items]
Selling commission to be paid, maximum (in hundredths)	7.00%
Dealer manager fee to be paid, maximum (in hundredths)	3.00%
Percentage dealer manager fees reallows to participating brokers (in hundredths)	1.00%
Selling commissions and dealer-manager fees	$ 12,400,000	$ 5,500,000
Reimbursement of due diligence expense	0	0
Unpaid selling commissions and deater management fees	277,000	152,000
Offset expenses paid by the company	$ 8,500